Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Accounts receivable
Receivables			$ 1,315,385	$ 1,278,510	$ 1,106,002
Allowance for doubtful accounts (note 7 b.)			(16,986)	(12,400)	(20,332)	$ (20,759)
Net receivables		$ 76,742	1,298,399	1,266,110	1,085,670
Accounts receivable for passenger charges			$ 1,052,172	$ 1,130,427	$ 952,522
Interest income from accounts receivable	$ 0